Restricted Stock Units - Summary of Movement in Number of RSU Outstanding (Details) - RSU shares in Thousands	12 Months Ended
Dec. 31, 2020 shares $ / shares
Restricted Stock Units [Line Items]
Number of RSU, Granted during the year | shares	1,139
Number of RSU, Forfeited during the year | shares	(26)
Number of RSU, Outstanding at December 31 | shares	1,113
Weighted average grant date fair value, Granted during the year | $ / shares	$ 15.3639
Weighted average grant date fair value, Forfeited during the year | $ / shares	16.3350
Weighted average grant date fair value, Outstanding at December 31 | $ / shares	$ 15.3409